Employee Benefits - Summary of Employee Benefits Provisions (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Classes of employee benefits expense [abstract]
Retirement pay liability provision	₺ 160,613	₺ 149,449	₺ 120,755
Unused vacation provision	64,134	48,217
Total	₺ 224,747	₺ 197,666